Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Management compensation
	For the three months ended June 30,		For the six months ended June 30,
	2019 (unaudited)	2018 (unaudited)	2019 (unaudited)	2018 (unaudited)
	(in thousands of €)
Executive Management
Short-term employee benefits	767	573	1,532	1,181
Share-based payments	1,064	2,475	2,671	4,949
Total	1,831	3,048	4,203	6.130
Non-executive Board of Directors
Short-term employee benefits	71	58	142	113
Share-based payments	214	267	441	513
Total	285	326	583	627
Total Compensation	2,116	3,374	4,786	6,757